Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,155,895.60
Previously Paid Amount	0.00
Total Fee Amount	3,888.33
Total Offset Amount	0.00
Net Fee	3,888.33
Narrative - Max Aggregate Offering Price	$ 28,155,895.60
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true